ACQUISITIONS AND DISPOSITIONS	3 Months Ended
Mar. 31, 2014
Business Combinations [Abstract]
ACQUISITIONS AND DISPOSITIONS

On May 28, 2012, our paper mill in Sartell, Minnesota, was damaged by a fire and explosion. As a result of the damages from the fire, management made the decision to permanently close the mill and entered into a formal plan to sell the Sartell mill and related assets during 2012. Management also made the decision to sell the assets of Verso Fiber Farm LLC, or, “Fiber Farm,” which was originally created to supply fiber to the Sartell mill.  On February 28, 2013, we closed the sale of substantially all of the assets of the Fiber Farm, and the related gain on sale is reflected in Other operating income in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2013. In addition, the sale of substantially all of the assets at our Sartell mill closed on March 8, 2013 and the related gain is included in Other operating income in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2013.

On January 3, 2014, Verso Paper, Verso Merger Sub Inc., a Delaware corporation and an indirect, wholly owned subsidiary of Verso Paper, or “Merger Sub,” and NewPage Holdings Inc., a Delaware corporation, or “NewPage,” entered into an Agreement and Plan of Merger, or the “Merger Agreement,” pursuant to which Merger Sub will merge with and into NewPage on the terms and subject to the conditions set forth in the Merger Agreement, with NewPage surviving the merger as an indirect, wholly owned subsidiary of Verso. The consummation of the NewPage acquisition is subject to the satisfaction of certain conditions and is expected to close in the second half of 2014. Verso has incurred transaction costs of $9.6 million related to the NewPage acquisition which are included in Other loss, net in the accompanying condensed consolidated statements of operations for the three months ended March 31, 2014.

On February 28, 2014, Verso Bucksport Power LLC, an indirect, wholly owned subsidiary of Verso Paper, purchased from Bucksport Energy LLC for nominal consideration its 72% undivided interest in the cogeneration power plant located at our Bucksport mill.  Following the transaction, Verso Paper owns, through two of our subsidiaries, the entire ownership interest in the cogeneration power plant. The acquisition was recorded as a step acquisition at the preliminary fair value of the cogeneration power plant in accordance with ASC 805, Business Combinations. The fair value of the cogeneration power plant is preliminary and is subject to further adjustments as additional information becomes available and as additional analyses are performed. Although management believes that the preliminary fair value is reasonable, there can be no assurance that finalization of the fair value determination will not result in material changes.